SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	12 Months Ended
Dec. 31, 2022
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Schedule of cost of revenue

	Year ended December 31,
	2022	2021	2020
Labor	$4,163	$2,307	$2,101
Promotion	—	35	314
Credit card fees	1,209	1,182	677
Servers	874	651	657
Services and tools	284	169	114
Travel	52	10	45
Depreciation and amortization	920	107	164
Share- based compensation	290	98	95
Other	67	37	106
	$7,859	$4,596	$4,273

Schedule of research and development

Labor	$8,809	$6,828	$5,746
Servers	295	257	264
Software	222	199	282
Travel	114	25	41
Depreciation and amortization	387	296	252
Share-based compensation	349	184	208
Other	41	33	117
	$10,217	$7,822	$6,910

Schedule of selling and marketing

Labor	$5,170	$4,953	$4,032
Marketing and Promotion (*)	2,621	1,952	—
Digital Advertising	2,276	535	509
Travel	243	78	44
Software tools	185	165	106
Communication and PR	12	21	15
Depreciation and amortization	980	536	755
Share-based compensation	524	348	262
Other	738	186	84
	$12,749	$8,774	$5,807
(*)	expense related to share issuance for the DACC (see Note 17d.4).

Schedule of general and administrative

	Year ended December 31,
	2022	2021	2020
Labor	$4,716	$3,821	$2,270
Rent and related	682	373	485
Consulting	2,312	516	536
Office expenses	492	145	285
Software tools	494	233	191
Travel	147	30	18
Depreciation & Amortization	126	159	100
Share-based compensation	743	305	257
Human resources	459	269	70
Bad debt	227	55	174
Changes in the fair value of contingent consideration	(935)	—	—
Other	182	367	176
	$9,645	$6,273	$4,562